Directors and Key Management Personnel Emoluments	12 Months Ended
Feb. 28, 2022
Disclosure of information about key management personnel [text block] [Abstract]
DIRECTORS AND KEY MANAGEMENT PERSONNEL EMOLUMENTS

33. DIRECTORS AND KEY MANAGEMENT PERSONNEL EMOLUMENTS

Key management personnel compensation comprised the following:

	Year ended February 28/29
Figures in Rand thousands	2022	2021	2020

Short-term employee benefits	13,109	27,775	24,364
Post-employment benefits	276	590	623
	13,385	28,365	24,987

The amounts disclosed in the table are the amounts recognized as an expense during the reporting period related to directors and key management personnel.